UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2011

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Emerging Leaders Fund
Dreyfus International Value Fund

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Leaders Fund
November 30, 2011 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--32.6%
American Axle & Manufacturing
Holdings	45,484a	398,895
Bally Technologies	52,500a	2,012,850
Dana Holding	134,490a	1,675,745
Equifax	37,860	1,406,499
Express	85,530	1,940,676
Group 1 Automotive	18,250	896,257
Herman Miller	48,930	1,056,399
ICF International	66,670a	1,729,420
Kelly Services, Cl. A	81,840	1,185,043
Liz Claiborne	410,350a,b	3,393,594
Meritage Homes	117,610a	2,566,250
Meritor	86,540a	514,913
Newell Rubbermaid	32,300	494,190
Oshkosh	68,150a	1,398,438
Saks	243,730a	2,320,310
Shuffle Master	96,560a	1,070,850
Steelcase, Cl. A	151,070	1,184,389
Tower International	65,790a	698,690
TrueBlue	23,280a	299,614
Williams-Sonoma	64,760	2,445,985
Wright Express	55,380a	2,906,342
		31,595,349
Consumer Staples--.6%
Dole Food	46,150a	389,967
Primo Water	64,560	198,199
		588,166
Energy--4.7%
Endeavour International	95,350a	658,869
Gulfport Energy	69,970a	2,221,548

SandRidge Energy	220,630a	1,621,631
		4,502,048
Financial--11.6%
Arthur J. Gallagher & Co.	38,200	1,183,436
Brown & Brown	90,680	1,891,585
DFC Global	41,520a	753,588
Employers Holdings	71,210	1,236,918
Jones Lang LaSalle	26,290	1,693,602
Nelnet, Cl. A	44,830	1,027,055
Och-Ziff Capital Management Group,
Cl. A	202,430	1,591,100
Portfolio Recovery Associates	22,330a	1,549,032
Starwood Property Trust	19,760c	352,518
		11,278,834
Health Care--8.1%
Align Technology	60,530a	1,482,985
Durect	149,200a	202,912
Emergent BioSolutions	120,650a	2,055,876
Hanger Orthopedic Group	132,420a	2,118,720
Sagent Pharmaceuticals	18,700	386,716
Salix Pharmaceuticals	26,940a	1,189,132
United Therapeutics	11,330a	463,510
		7,899,851
Industrial--14.3%
Columbus McKinnon	75,740a	951,294
Con-way	23,930	672,194
Granite Construction	70,940	1,766,406
Griffon	52,500	492,450
Hubbell, Cl. B	9,270	606,443
Kenexa	30,520a	763,000
Landstar System	44,670	2,066,881
Orion Marine Group	71,220a	428,032
Saia	30,700a	357,041
Standard Pacific	387,660a	1,232,759
Sterling Construction	39,840a	506,366
Trinity Industries	34,940	998,585
UTi Worldwide	195,400	3,040,424

		13,881,875
Information Technology--21.5%
Applied Micro Circuits	63,180a	471,323
Brocade Communications Systems	170,610a	917,882
CSG Systems International	103,120a	1,564,330
DealerTrack Holdings	135,110a	3,499,349
Encore Wire	45,660	1,183,507
JDS Uniphase	117,160a	1,286,417
KIT Digital	49,020a	437,258
MICROS Systems	36,440a	1,718,875
Microsemi	101,480a	1,802,285
ScanSource	87,600a	3,075,636
SYKES Enterprises	12,700a	206,883
Take-Two Interactive Software	67,000a	934,650
Velti	237,710a	1,759,054
Vishay Intertechnology	77,010a	761,629
Watts Water Technologies, Cl. A	33,280	1,271,296
		20,890,374
Materials--4.7%
Cytec Industries	4,050	190,998
Georgia Gulf	64,880a	1,246,345
Innospec	16,900a	491,114
Mohawk Industries	21,230a	1,158,309
Omnova Solutions	85,710a	372,838
Zoltek	135,680a	1,113,933
		4,573,537
Telecommunications--1.4%
GeoEye	72,650a	1,379,624
Total Common Stocks
(cost $102,605,950)		96,589,658
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $163,328)	163,328[d]	163,328
Total Investments (cost $102,769,278)	99.7%	96,752,986

Cash and Receivables (Net)	.3%	328,825
Net Assets	100.0%	97,081,811

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $164,722 and the value of the collateral held by the fund was $163,328.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $102,769,278.

Net unrealized depreciation on investments was $6,016,292 of which $6,552,943 related to appreciated investment securities and $12,569,235 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	32.6
Information Technology	21.5
Industrial	14.3
Financial	11.6
Health Care	8.1
Energy	4.7
Materials	4.7
Telecommunications	1.4
Consumer Staples	.6
Money Market Investment	.2
99.7

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
November 30, 2011 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Australia--5.1%
Billabong International	101,240	395,910
BlueScope Steel	484,227	197,226
National Australia Bank	98,050	2,446,983
Nufarm	231,312a	1,172,232
Primary Health Care	422,506	1,435,588
Qantas Airways	347,690a	558,537
QBE Insurance Group	157,720	2,261,288
Toll Holdings	251,925	1,256,218
		9,723,982
Belgium--.7%
Delhaize Group	21,190	1,247,266
Brazil--1.9%
Banco Santander Brasil, ADS	157,530	1,216,132
Petroleo Brasileiro, ADR	56,970	1,537,620
Tele Norte Leste Participacoes, ADR	87,600	828,696
		3,582,448
China--3.1%
Beijing Capital International Airport, Cl. H	1,900,000	905,219
China Dongxiang Group	3,065,000	562,514
China Railway Group, Cl. H	1,517,000	485,385
Foxconn International Holdings	1,395,000a	891,812
Guangzhou Automobile Group, Cl. H	864,194	801,128
Huaneng Power International, ADR	8,590	182,795
Huaneng Power International, Cl. H	1,912,000	996,416
PetroChina, ADR	7,711	1,008,213
		5,833,482
Finland--1.5%
Nokia	476,550	2,736,828
France--12.0%
Alstom	38,870	1,341,786
Carrefour	121,560	3,225,985
Credit Agricole	108,410	692,521
EDF	46,910	1,275,794
France Telecom	132,095	2,271,961
GDF Suez	63,980	1,786,894
Lagardere	16,670	404,873

Sanofi	53,191	3,723,034
Societe Generale	57,854	1,405,518
Total	89,060	4,587,569
Vivendi	84,852	1,951,957
		22,667,892
Germany--8.5%
Aixtron	65,170	848,547
Allianz	13,550	1,401,592
Bayer	28,510	1,867,951
Celesio	75,280	1,198,172
Commerzbank	500,010a	933,223
Daimler	27,826	1,256,677
Deutsche Bank	30,560	1,175,037
Deutsche Telekom	113,320	1,467,872
E.ON	153,590	3,789,135
Muenchener Rueckversicherungs	9,140	1,151,389
RWE	22,134	913,811
		16,003,406
Greece--.5%
Coca-Cola Hellenic Bottling	62,670a	959,995
Hong Kong--2.7%
China Mobile, ADR	16,080	798,694
Esprit Holdings	1,341,870	1,920,552
Hang Seng Bank	152,500	1,890,640
Pacific Basin Shipping	1,292,000	583,837
		5,193,723
India--.6%
Reliance Industries, GDR	35,794b	1,073,820
Israel--1.9%
Teva Pharmaceutical Industries, ADR	89,300	3,537,173
Italy--2.7%
Buzzi Unicem	26,390a	241,308
ENI	36,245	763,658
Finmeccanica	201,746	870,191
Saras	1,783,450a	2,794,242
Unipol Gruppo Finanziario	1,472,794a	492,574
		5,161,973
Japan--21.6%
Astellas Pharma	21,300	822,249
East Japan Railway	32,200	1,970,738
Fujitsu	200,000	1,064,992
INPEX	221	1,485,230
Kao	49,400	1,304,437

Kirin Holdings	64,000	783,962
Matsumotokiyoshi Holdings	62,000	1,219,738
Medipal Holdings	145,700	1,434,441
Mitsubishi UFJ Financial Group	651,700	2,831,282
NEC	247,000a	533,738
Nintendo	3,770	571,675
Nippon Express	268,000	1,018,385
Nippon Telegraph & Telephone	12,500	615,841
Nomura Holdings	194,900	646,116
Panasonic	184,600	1,773,279
Ricoh	225,800	2,039,927
Sekisui House	123,000	1,075,106
Seven & I Holdings	39,800	1,112,357
Shimachu	24,300	538,789
Shin-Etsu Chemical	45,620	2,290,366
Sumitomo Mitsui Financial Group	90,700	2,504,581
Sumitomo Mitsui Trust Holdings	344,560	1,056,606
Taiyo Nippon Sanso	275,000	2,008,529
Tokyo Electron	29,300	1,607,647
Tokyo Gas	332,000	1,426,245
Tokyo Steel Manufacturing	237,200	2,022,596
Toyoda Gosei	69,500	1,210,164
Toyota Motor	90,500	2,975,575
Yamada Denki	13,470	973,756
		40,918,347
Netherlands--3.4%
Aegon	264,745a	1,149,039
Akzo Nobel	30	1,512
Heineken	9,520	445,868
Koninklijke Philips Electronics	152,179	3,077,483
Royal Dutch Shell, Cl. A	48,619	1,690,732
		6,364,634
Norway--.3%
Norsk Hydro	113,088	541,577
Russia--.1%
Gazprom, ADR	23,940	275,310
Singapore--1.9%
DBS Group Holdings	258,539	2,574,080
United Overseas Bank	86,654	1,054,082
		3,628,162
South Africa--1.1%
Murray & Roberts Holdings	183,040a	566,237
Standard Bank Group	120,930	1,469,567

		2,035,804
South Korea--2.0%
KB Financial Group, ADR	16,964	592,044
Korea Electric Power	21,400a	483,876
Korea Electric Power, ADR	57,744a	640,958
Korea Exchange Bank	179,150	1,320,789
KT, ADR	18,990	304,790
SK Telecom, ADR	35,330	522,531
		3,864,988
Spain--.5%
Gamesa Corp Tecnologica	202,542	886,143
Sweden--3.4%
Husqvarna, Cl. B	186,360	917,060
Investor, Cl. B	53,860	999,670
Svenska Cellulosa, Cl. B	113,630	1,682,524
Telefonaktiebolaget LM Ericsson, Cl. B	270,370	2,890,664
		6,489,918
Switzerland--6.4%
Adecco	24,090a	1,039,435
Lonza Group	18,040a	1,101,830
Novartis	70,296	3,786,412
Roche Holding	25,290	4,013,846
UBS	180,308a	2,206,484
		12,148,007
Taiwan--.5%
United Microelectronics	2,173,720	963,140
United Kingdom--14.9%
Anglo American	60,272	2,288,367
BAE Systems	302,949	1,300,886
BP	556,137	4,020,147
Home Retail Group	956,458	1,344,524
HSBC Holdings	759,933	5,895,713
Lonmin	114,113	1,915,639
QinetiQ Group	164,980	326,652
Reed Elsevier	100,721	834,351
Resolution	306,074	1,131,349
Royal Dutch Shell, Cl. A	59,419	2,073,265
Tesco	304,153	1,933,554
Unilever	106,502	3,570,730
Vodafone Group	599,148	1,618,684
		28,253,861
Total Common Stocks
(cost $247,442,778)		184,091,879

Rights--.0%
Australia
BlueScope Steel
(cost $151,604)	387,382[a]	4,382

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,600,000)	2,600,000[c]	2,600,000
Total Investments (cost $250,194,382)	98.7%	186,696,261
Cash and Receivables (Net)	1.3%	2,465,062
Net Assets	100.0%	189,161,323

ADR - American Depository Receipts
ADS- American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, this securities amounted to $1,073,820 or .6% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $250,194,382.

Net unrealized depreciation on investments was $63,498,121 of which $3,466,242 related to appreciated investment securities and $66,964,363 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.4
Health Care	12.1
Energy	11.3
Consumer Discretionary	10.0
Industrial	8.9
Consumer Staples	8.3
Materials	7.6
Information Technology	7.5
Utilities	6.1
Telecommunication Services	4.1
Money Market Investment	1.4
98.7

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2011 (Unaudited)

Forward Foreign	Number	Foreign
Currency Exchange	of	Currency			Unrealized
Contracts	Contracts	Amount	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
British Pound,
Expiring
12/1/2011 a	1	15,094	23,583	23,681	(98)

Euro,
Expiring
12/1/2011 b	1	316,281	421,900	424,989	(3,089)
					(3,187)

Counterparty:
b	Citigroup
a	Morgan Stanley Dean Witter

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value
November 30, 2011 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Consumer Discretionary--25.7%
Abercrombie & Fitch, Cl. A	413,580	19,814,618
CBS, Cl. B	963,190	25,081,468
D.R. Horton	3,033,850	36,133,153
Dana Holding	1,168,767a	14,562,837
Delphi Automotive	405,282	8,446,077
Dick's Sporting Goods	151,830	5,968,437
International Game Technology	1,749,690	29,849,711
Lowe's	1,681,530	40,373,535
Mohawk Industries	684,652a	37,354,613
Newell Rubbermaid	2,301,850	35,218,305
PVH	73,700	5,003,493
Toll Brothers	614,890a	12,488,416
Viacom, Cl. B	129,750	5,807,610
Williams-Sonoma	365,010	13,786,428
		289,888,701
Consumer Staples--.4%
Kroger	215,830	5,002,939
Energy--6.4%
Cabot Oil & Gas	332,670	29,471,235
Consol Energy	237,460	9,887,834
EQT	118,530	7,350,045
Pioneer Natural Resources	151,300	14,303,902
SandRidge Energy	1,522,764a	11,192,315
		72,205,331
Financial--14.1%
Alliance Data Systems	79,740a	8,166,173
Arthur J. Gallagher & Co.	904,170	28,011,187
CBRE Group	987,572a	16,601,085
CIT Group	308,370a	10,441,408
Equifax	579,200	21,517,280

Fifth Third Bancorp	1,579,000	19,090,110
Jones Lang LaSalle	68,730	4,427,587
Lincoln National	704,030	14,207,325
TD Ameritrade Holding	492,170	8,017,449
Willis Group Holdings	443,890	15,651,561
Zions Bancorporation	796,540	12,816,329
		158,947,494
Health Care--9.7%
CareFusion	229,510a	5,687,258
Cigna	729,280	32,256,054
Salix Pharmaceuticals	252,270a	11,135,198
St. Jude Medical	222,790	8,564,048
Thermo Fisher Scientific	523,290a	24,725,453
United Therapeutics	354,530a	14,503,822
Warner Chilcott, Cl. A	809,810a	12,730,213
		109,602,046
Industrial--19.8%
C.H. Robinson Worldwide	235,460	16,131,365
Con-way	488,300	13,716,347
Herman Miller	279,750	6,039,803
Hubbell, Cl. B	382,130	24,998,945
Ingersoll-Rand	459,230	15,209,698
Masco	986,910	9,454,598
Oshkosh	238,030a	4,884,376
Regal-Beloit	390,500	20,563,730
Robert Half International	863,310	22,869,082
Shaw Group	672,552a	16,692,741
Stanley Black & Decker	497,190	32,531,142
Textron	875,054	17,002,299
Trinity Industries	843,980	24,120,948
		224,215,074
Information Technology--16.4%
Avnet	826,093a	24,609,310
Broadcom, Cl. A	805,410a	24,440,166
Cypress Semiconductor	624,880a	11,916,462
Electronic Arts	1,075,010a	24,929,482
Intuit	722,440	38,462,706
JDS Uniphase	2,155,883a	23,671,595

MICROS Systems	480,550[a]	22,667,543
TE Connectivity	326,510	10,353,632
Vishay Intertechnology	371,267[a]	3,671,831
		184,722,727
Materials--2.8%
Crown Holdings	163,020a	5,267,176
Sherwin-Williams	307,680	26,715,854
		31,983,030
Telecommunication Services--2.7%
Frontier Communications	5,246,080	30,007,578
Utilities--1.7%
Edison International	55,980	2,200,574
Great Plains Energy	805,973	16,957,672
		19,158,246
Total Common Stocks
(cost $1,059,029,692)		1,125,733,166

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $41,689)	41,689[b]	41,689
Total Investments (cost $1,059,071,381)	99.7%	1,125,774,855
Cash and Receivables (Net)	.3%	3,661,459
Net Assets	100.0%	1,129,436,314

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,059,071,381.

Net unrealized appreciation on investments was $66,703,474 of which $121,543,956 related to appreciated investment securities and $54,840,482 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	25.7

Industrial	19.8
Information Technology	16.4
Financial	14.1
Health Care	9.7
Energy	6.4
Materials	2.8
Telecommunication Services	2.7
Utilities	1.7
Consumer Staples	.4
Money Market Investment	.0
99.7

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2011 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--22.0%
American Axle & Manufacturing
Holdings	233,479a	2,047,611
Bally Technologies	289,800a	11,110,932
Dana Holding	699,590a,b	8,716,891
Express	453,760	10,295,814
Group 1 Automotive	71,957b	3,533,808
Herman Miller	248,963b	5,375,111
Liz Claiborne	2,184,590a,b	18,066,559
Meritage Homes	622,020a,b	13,572,476
Mohawk Industries	105,420a	5,751,715
Newell Rubbermaid	175,790	2,689,587
Saks	1,245,800a,b	11,860,016
Shuffle Master	540,552a	5,994,722
Tower International	344,075a	3,654,077
Williams-Sonoma	342,680	12,943,024
		115,612,343
Consumer Staples--.6%
Dole Food	255,220a,b	2,156,609
Primo Water	331,780b	1,018,565
		3,175,174
Energy--4.5%
Endeavour International	489,114a,b	3,379,778
Gulfport Energy	368,373a,b	11,695,843
SandRidge Energy	1,181,880a,b	8,686,818
		23,762,439
Exchange Traded Funds--1.9%
iShares Russell 2000 Index Fund	137,490	10,137,138
Financial--11.6%
Arthur J. Gallagher & Co.	214,120	6,633,438

Brown & Brown	489,960	10,220,566
DFC Global	224,075a	4,066,961
Employers Holdings	382,160	6,638,119
Jones Lang LaSalle	133,606	8,606,899
Nelnet, Cl. A	248,496b	5,693,043
Och-Ziff Capital Management Group,
Cl. A	1,122,950b	8,826,387
Portfolio Recovery Associates	116,313a,b	8,068,633
Starwood Property Trust	104,620b,c	1,866,421
		60,620,467
Health Care--8.2%
Align Technology	311,090a,b	7,621,705
Durect	734,001a,b	998,241
Emergent BioSolutions	560,826a,b	9,556,475
Hanger Orthopedic Group	702,001a,b	11,232,016
Omnicell	133,690a,b	2,160,430
Sagent Pharmaceuticals	100,288b	2,073,956
Salix Pharmaceuticals	149,410a,b	6,594,957
United Therapeutics	61,830a	2,529,465
		42,767,245
Industrial--26.1%
Columbus McKinnon	405,458a	5,092,552
Commercial Vehicle Group	145,730a	1,632,176
Con-way	133,470	3,749,172
Encore Wire	251,870b	6,528,470
Equifax	193,330	7,182,209
GeoEye	376,420a,b	7,148,216
Granite Construction	368,870b	9,184,863
Griffon	263,070b	2,467,597
Hubbell, Cl. B	48,680	3,184,646
ICF International	347,800a	9,021,932
Kelly Services, Cl. A	413,750	5,991,100
Kenexa	171,480a	4,287,000
Landstar System	241,180	11,159,399
Meritor	468,713a,b	2,788,842
Orion Marine Group	406,250a,b	2,441,563
Oshkosh	357,100a	7,327,692

Saia	155,600a	1,809,628
Standard Pacific	2,089,920a,b	6,645,946
Steelcase, Cl. A	780,260b	6,117,238
Sterling Construction	196,068a,b	2,492,024
Trinity Industries	191,570b	5,475,071
TrueBlue	125,370a	1,613,512
UTi Worldwide	1,078,610	16,783,172
Watts Water Technologies, Cl. A	173,846b	6,640,917
		136,764,937
Information Technology--21.6%
Applied Micro Circuits	353,600a	2,637,856
Brocade Communications Systems	939,350a	5,053,703
CSG Systems International	562,358a,b	8,530,971
DealerTrack Holdings	721,911a,b	18,697,495
JDS Uniphase	636,950a	6,993,711
KIT Digital	264,550a,b	2,359,786
MICROS Systems	196,920a	9,288,716
Microsemi	512,730a	9,106,085
ScanSource	466,270a,b	16,370,740
SYKES Enterprises	67,440a	1,098,598
Take-Two Interactive Software	353,420a,b	4,930,209
Velti	1,263,090a	9,346,866
Vishay Intertechnology	415,900a,b	4,113,251
Wright Express	285,770a	14,997,210
		113,525,197
Materials--3.4%
Georgia Gulf	350,310a	6,729,455
Innospec	95,190a	2,766,221
Omnova Solutions	460,660a	2,003,871
Zoltek	732,715a,b	6,015,590
		17,515,137
Total Common Stocks
(cost $496,678,373)		523,880,077

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $7,872,238)	7,872,238[d]	7,872,238
Investment of Cash Collateral for
Securities Loaned--13.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $68,275,932)	68,275,932[d]	68,275,932
Total Investments (cost $572,826,543)	114.4%	600,028,247
Liabilities, Less Cash and Receivables	(14.4%)	(75,330,441)
Net Assets	100.0%	524,697,806

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $70,948,995 and the value of the collateral held by the fund was $68,275,932.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $572,826,543. Net unrealized appreciation on investments was $27,201,704 of which $66,999,366 related to appreciated investment securities and $39,797,662 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Industrial	26.1
Consumer Discretionary	22.0
Information Technology	21.6
Money Market Investments	14.5
Financial	11.6
Health Care	8.2
Energy	4.5
Materials	3.4
Exchange Traded Funds	1.9
Consumer Staples	.6
114.4

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2011 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--16.5%
Carnival	455,710	15,129,572
CBS, Cl. B	210,940	5,492,878
General Motors	222,911	4,745,775
Guess?	169,880	4,777,026
Home Depot	428,600	16,809,692
Johnson Controls	528,900	16,649,772
Macy's	242,370	7,835,822
Newell Rubbermaid	827,120	12,654,936
News, Cl. A	799,900	13,950,256
NVR	7,090a	4,749,236
Omnicom Group	738,490	31,880,613
Staples	361,230	5,205,324
Time Warner	351,516	12,239,787
Toll Brothers	294,970a	5,990,841
Viacom, Cl. B	226,480	10,137,245
Walt Disney	422,320	15,140,172
		183,388,947
Consumer Staples--6.7%
ConAgra Foods	401,470	10,141,132
CVS Caremark	364,010	14,138,148
Dr. Pepper Snapple Group	145,830	5,327,170
Energizer Holdings	217,090a	15,691,265
Kraft Foods, Cl. A	376,890	13,624,573
PepsiCo	239,050	15,299,200
		74,221,488
Energy--15.4%
Anadarko Petroleum	243,970	19,827,442
Cameron International	217,480a	11,741,745
EOG Resources	230,668	23,929,498
Hess	196,430	11,829,015

Occidental Petroleum	544,410	53,842,149
Schlumberger	598,720	45,101,578
Valero Energy	234,330	5,218,529
		171,489,956
Exchange Traded Funds--1.0%
iShares Russell 1000 Value Index
Fund	169,600	10,622,048
Financial--21.7%
American Express	117,540	5,646,622
Ameriprise Financial	184,920	8,489,677
Aon	249,200	11,455,724
Capital One Financial	288,380b	12,879,051
Chubb	235,480	15,880,771
Citigroup	589,377	16,196,080
Comerica	435,030	10,971,457
Franklin Resources	64,150	6,467,603
JPMorgan Chase & Co.	759,938	23,535,280
Marsh & McLennan	499,340	15,075,075
MetLife	478,739	15,070,702
Moody's	307,270b	10,665,342
NASDAQ OMX Group	212,030a	5,565,787
PNC Financial Services Group	199,110	10,793,753
Prudential Financial	198,060	10,029,758
SunTrust Banks	278,720	5,053,194
TD Ameritrade Holding	462,190	7,529,075
Travelers	95,070	5,347,688
U.S. Bancorp	569,220	14,754,182
Wells Fargo & Co.	1,149,280	29,720,381
		241,127,202
Health Care--13.9%
Baxter International	102,870	5,314,264
Cigna	254,380	11,251,227
Eli Lilly & Co.	135,230	5,118,455
Johnson & Johnson	353,530	22,880,462
McKesson	150,970	12,275,371
Medtronic	153,920	5,607,306
Merck & Co.	617,270	22,067,403

Mylan	267,420a	5,222,713
Pfizer	2,249,900	45,155,493
Thermo Fisher Scientific	103,290a	4,880,452
UnitedHealth Group	291,044	14,194,216
		153,967,362
Industrial--9.1%
Caterpillar	65,560	6,417,013
Cooper Industries	91,970	5,107,094
Dover	277,770	15,269,017
Eaton	237,670	10,673,760
General Electric	1,280,340	20,370,209
Honeywell International	99,630	5,394,964
Hubbell, Cl. B	90,480	5,919,202
Owens Corning	238,971a	6,858,468
Pitney Bowes	246,256b	4,587,749
Stanley Black & Decker	131,920	8,631,526
Thomas & Betts	114,480a	5,954,105
United Technologies	69,010	5,286,166
		100,469,273
Information Technology--10.2%
Cisco Systems	1,855,880	34,593,603
Corning	261,800	3,474,086
Dell	328,220a	5,172,747
Electronic Arts	888,730a	20,609,649
Oracle	455,280	14,273,028
QUALCOMM	495,680	27,163,264
SanDisk	175,440a	8,650,946
		113,937,323
Materials--4.1%
Air Products & Chemicals	83,030	6,953,762
Celanese, Ser. A	246,290	11,450,022
Cliffs Natural Resources	116,520	7,901,221
Dow Chemical	425,470	11,789,774
Freeport-McMoRan Copper & Gold	186,930	7,402,428
		45,497,207
Utilities--1.0%
Exelon	248,100b	10,993,311

Total Common Stocks
(cost $1,116,420,560)		1,105,714,117

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,796,946)	3,796,946[c]	3,796,946
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,013,093)	8,013,093[c]	8,013,093
Total Investments (cost $1,128,230,599)	100.7%	1,117,524,156
Liabilities, Less Cash and Receivables	(.7%)	(7,559,686)
Net Assets	100.0%	1,109,964,470

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $8,308,107 and the value of the collateral held by the fund was $8,013,093.
c Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,128,230,599. Net unrealized depreciation on investments was $10,706,443 of which $71,390,529 related to appreciated investment securities and $82,096,972 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.7
Consumer Discretionary	16.5
Energy	15.4
Health Care	13.9
Information Technology	10.2
Industrial	9.1
Consumer Staples	6.7
Materials	4.1

Money Market Investments	1.1
Exchange Traded Funds	1.0
Utilities	1.0
100.7

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2011 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--15.0%
Aaron's	22,800	599,184
American Greetings, Cl. A	14,700a	249,753
ANN	8,700b	204,102
Bob Evans Farms	23,500a	786,780
Brinker International	34,300	825,944
Cheesecake Factory	19,900a,b	564,364
Dillard's, Cl. A	4,900	230,300
ITT Educational Services	11,000a,b	604,560
Meredith	18,800a	545,200
O'Reilly Automotive	8,100b	625,644
Penn National Gaming	7,500b	278,325
PetSmart	15,600	752,700
RadioShack	19,200a	220,416
Scholastic	15,100a	408,757
Sotheby's	12,500	392,625
TRW Automotive Holdings	4,200b	137,172
Tupperware Brands	5,700	332,082
Warnaco Group	1,200b	60,828
Weight Watchers International	7,000	411,390
Williams-Sonoma	11,000	415,470
Wynn Resorts	900	108,504
		8,754,100
Consumer Staples--5.4%
Church & Dwight	26,700	1,181,475
Coca-Cola Enterprises	28,400	741,808
Constellation Brands, Cl. A	36,500b	710,655
Smithfield Foods	20,100b	492,249
Tootsie Roll Industries	900	21,699
		3,147,886
Energy--5.5%
Helix Energy Solutions Group	16,800b	298,032
HollyFrontier	14,500	337,125
Oceaneering International	5,600	266,336

Plains Exploration & Production	19,200b	683,136
Superior Energy Services	19,800a,b	588,258
Tesoro	14,900b	355,961
Valero Energy	29,300	652,511
		3,181,359
Financial--16.9%
American Financial Group	20,550	739,800
Cathay General Bancorp	34,800	482,676
Comerica	5,500	138,710
Discover Financial Services	10,100	240,582
Equity One	2,600c	43,446
Highwoods Properties	8,000c	230,720
Hospitality Properties Trust	26,800c	590,404
Huntington Bancshares	15,100	79,275
KeyCorp	91,900	669,951
Liberty Property Trust	11,400c	339,834
Lincoln National	7,400	149,332
Macerich	2,598c	130,160
Mack-Cali Realty	29,800c	759,304
Protective Life	14,800	328,412
Rayonier	24,700c	1,003,808
Reinsurance Group of America	10,200	525,300
SEI Investments	41,000	688,800
SL Green Realty	8,800c	579,392
StanCorp Financial Group	14,100	497,166
SVB Financial Group	4,000b	188,160
Waddell & Reed Financial, Cl. A	20,500	557,190
Webster Financial	43,200	851,040
Weingarten Realty Investors	1,300c	26,897
		9,840,359
Health Care--11.3%
Agilent Technologies	15,200b	570,000
AMERIGROUP	3,800b	217,246
Charles River Laboratories
International	12,100b	343,035
Covance	17,100b	785,061
Health Net	10,400b	323,856
Hill-Rom Holdings	20,900	660,440
Humana	5,400	478,872
IDEXX Laboratories	8,700a,b	654,153

LifePoint Hospitals	4,900b	192,227
Myriad Genetics	4,400b	93,500
Resmed	20,500b	534,025
Techne	11,800	796,382
Thoratec	12,900b	392,418
United Therapeutics	13,900b	568,649
		6,609,864
Industrial--14.1%
AGCO	8,700b	398,025
Alaska Air Group	15,000b	1,041,300
Alliant Techsystems	5,500	323,620
Copart	4,877b	219,124
Corrections Corp. of America	19,800b	415,800
Donaldson	3,900	266,565
Dun & Bradstreet	1,900	132,753
Gardner Denver	11,900	1,020,068
KBR	8,800	254,320
Kennametal	23,800	907,018
Korn/Ferry International	5,100b	85,833
Nordson	16,800a	790,608
Pitney Bowes	35,000a	652,050
Timken	16,800	705,768
URS	19,400b	701,116
WABCO Holdings	6,400b	300,864
		8,214,832
Information Technology--16.8%
ACI Worldwide	16,500a,b	496,320
Arrow Electronics	16,900b	617,864
BMC Software	7,300b	260,318
CA	36,000	763,200
Cadence Design Systems	22,900b	250,526
Dolby Laboratories, Cl. A	8,000b	263,360
DST Systems	16,715	794,464
FactSet Research Systems	6,900	643,287
Fair Isaac	24,400	887,428
Fairchild Semiconductor
International	25,300b	327,635
IAC/InterActiveCorp	16,200a	678,456
Integrated Device Technology	28,300a,b	164,140
Lender Processing Services	9,800	185,808

LSI	49,000b	275,380
Plantronics	23,700a	816,702
QLogic	40,000b	596,800
Synopsys	25,900b	724,423
Tech Data	13,000b	639,990
Vishay Intertechnology	42,700b	422,303
		9,808,404
Materials--6.3%
Cabot	8,600	285,348
CF Industries Holdings	1,200	167,760
Domtar	10,800	848,124
Eastman Chemical	3,900	154,518
Minerals Technologies	14,700	852,600
NewMarket	4,100a	811,349
Sealed Air	20,800	366,496
Steel Dynamics	14,400	189,792
		3,675,987
Telecommunication Services--1.3%
Telephone & Data Systems	27,500a	742,225
Utilities--6.6%
Cleco	16,300	589,082
Great Plains Energy	47,200	993,088
Hawaiian Electric Industries	36,400a	943,124
NV Energy	14,600	223,964
Questar	52,600	1,015,180
Wisconsin Energy	2,800	92,904
		3,857,342
Total Common Stocks
(cost $58,243,257)		57,832,358

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $389,297)	389,296[d]	389,296
Investment of Cash Collateral for
Securities Loaned--10.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $6,207,293)	6,207,293[d]	6,207,293

Total Investments (cost $64,839,847)	110.5%	64,428,947
Liabilities, Less Cash and Receivables	(10.5%)	(6,132,292)
Net Assets	100.0%	58,296,655

a Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $6,397,647 and value of the collateral held by the fund was $6,207,293.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $64,839,847.Net unrealized depreciation on investments was $410,900 of which $4,494,011 related to appreciated investment securities and $4,904,911 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	16.9
Information Technology	16.8
Consumer Discretionary	15.0
Industrial	14.1
Money Market Investments	11.3
Health Care	11.3
Utilities	6.6
Materials	6.3
Energy	5.5
Consumer Staples	5.4
Telecommunication Services	1.3
110.5

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2011 (Unaudited)

Common Stocks--94.9%	Shares	Value ($)
Consumer Discretionary--6.4%
Amazon.com	58,660a	11,279,731
Priceline.com	13,330a	6,476,914
		17,756,645
Information Technology--88.5%
Accenture, Cl. A	64,040	3,709,837
Akamai Technologies	394,350a	11,400,658
Analog Devices	152,270	5,308,132
Apple	37,008a	14,144,458
Broadcom, Cl. A	146,290a	4,439,170
Citrix Systems	80,920a	5,776,879
Cognizant Technology Solutions,
Cl. A	92,547a	6,233,040
Cree	207,200a,b	5,155,136
Cypress Semiconductor	330,570a	6,303,970
Dell	349,150a	5,502,604
Electronic Arts	378,898a	8,786,645
EMC	369,610a	8,504,726
F5 Networks	133,090a	15,043,163
Fortinet	148,040a	3,551,480
Google, Cl. A	19,568a	11,728,863
Informatica	143,420a	6,447,446
International Business Machines	30,620	5,756,560
LogMeIn	84,390a	3,629,614
NetApp	161,500a	5,948,045
Oracle	405,036	12,697,879
Paychex	252,300	7,344,453
QUALCOMM	257,510	14,111,548
Red Hat	112,480a	5,632,998
Riverbed Technology	491,820a	12,787,320
Salesforce.com	76,780a,b	9,092,288
SanDisk	244,890a	12,075,526

Taleo, Cl. A	134,970a,b	4,371,678
Teradata	146,510a	7,945,237
Texas Instruments	265,550	7,993,055
VMware, Cl. A	73,050a	7,062,474
Western Digital	196,110a	5,700,918
		244,185,800
Total Common Stocks
(cost $225,841,779)		261,942,445

Limited Partnership Interests-.3%
Information Technology
Bluestream Ventures, LP a,d
(cost $2,329,314)		767,720

Other Investment--5.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,057,012)	15,057,012[c]	5,057,012
Investment of Cash Collateral for
Securities Loaned--4.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,373,069)	11,373,069[c]	11,373,069
Total Investments (cost $254,601,174)	104.8%	289,140,246
Liabilities, Less Cash and Receivables	(4.8%)	(13,187,268)
Net Assets	100.0%	275,952,978

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $11,733,380 and the value of the collateral held by the fund was $11,373,069.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregate value of $767,720 representing .3% of net assets (see below).

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $254,601,174.

Net unrealized appreciation on investments was $34,539,072 of which $46,349,613 related to appreciated investment securities and $11,810,541 related to depreciated investment securities.

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($) +
Bluestream Ventures, LP	4/30/2004-6/11/2008	2,329,314	0.3	767,720

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

Portfolio Summary (Unaudited) ††	Value (%)
Information Technology	88.8
Money Market Investments	9.6
Consumer Discretionary	6.4
104.8

†† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)